Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net interest income	$ 65,603	$ 61,473	$ 61,141
Total other income	35,123	28,808	26,721
Provision for loan losses	4,300	3,775	6,150
Intangible amortization	1,504	1,187	995
Income before income taxes	27,051	22,103	23,861
Income taxes	8,434	6,178	6,205
Net (loss) attributable to noncontrolling interests	(220)	(387)	0
Total Assets	1,887,028	1,760,764
Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	65,695	61,473	61,161
Total other income	29,760	24,510	22,553
Total revenues	95,455	85,983	83,714
Provision for loan losses	4,300	3,775	6,150
Intangible amortization	182	250	217
Other operating expenses	59,344	57,336	51,860
Total expenses	63,826	61,361	58,227
Income before income taxes	31,629	24,622	25,487
Income taxes	8,677	6,178	6,205
Net income	22,952	18,444
Net (loss) attributable to noncontrolling interests	6	6
Net Income Attributted To Canandaigua National Corporation	22,946	18,438	19,282
Total Assets	1,863,603	1,738,994	1,646,733
CNBM [Member]
Segment Reporting Information [Line Items]
Net interest income	7	7	12
Total other income	7,171	3,890	4,187
Total revenues	7,178	3,897	4,199
Provision for loan losses	0	0	0
Intangible amortization	0	0	0
Other operating expenses	2,974	2,272	2,122
Total expenses	2,974	2,272	2,122
Income before income taxes	4,204	1,625	2,077
Income taxes	1,641	651	775
Net income	2,563	974
Net (loss) attributable to noncontrolling interests	0	0
Net Income Attributted To Canandaigua National Corporation	2,563	974	1,302
Total Assets	11,711	10,180	13,537
GVT [Member]
Segment Reporting Information [Line Items]
Net interest income	9	11	(8)
Total other income	3,688	3,863	3,873
Total revenues	3,697	3,874	3,865
Provision for loan losses	0	0	0
Intangible amortization	630	937	778
Other operating expenses	3,114	3,078	3,471
Total expenses	3,744	4,015	4,249
Income before income taxes	(47)	(141)	(384)
Income taxes	(19)	(69)	62
Net income	(28)	(72)
Net (loss) attributable to noncontrolling interests	0	0
Net Income Attributted To Canandaigua National Corporation	(28)	(72)	(446)
Total Assets	16,352	14,450	16,786
OBS [Member]
Segment Reporting Information [Line Items]
Net interest income	(92)	0
Total other income	3,064	187
Total revenues	2,972	187
Provision for loan losses	0	0
Intangible amortization	692	0
Other operating expenses	3,169	1,309
Total expenses	3,861	1,309
Income before income taxes	(889)	(1,122)
Income taxes	(243)	0
Net income	(646)	(1,122)
Net (loss) attributable to noncontrolling interests	(226)	(393)
Net Income Attributted To Canandaigua National Corporation	(420)	(729)
Total Assets	10,464	14,919
Intersegment [Member]
Segment Reporting Information [Line Items]
Net interest income	(16)	(18)	(24)
Total other income	(8,560)	(3,642)	(3,892)
Total revenues	(8,576)	(3,660)	(3,916)
Provision for loan losses	0	0	0
Intangible amortization	0	0	0
Other operating expenses	(730)	(779)	(597)
Total expenses	(730)	(779)	(597)
Income before income taxes	(7,846)	(2,881)	(3,319)
Income taxes	(1,622)	(582)	(837)
Net income	(6,224)	(2,299)
Net (loss) attributable to noncontrolling interests	0	0
Net Income Attributted To Canandaigua National Corporation	(6,224)	(2,299)	(2,482)
Total Assets	$ (15,102)	$ (17,779)	$ (15,552)